BALANCE SHEET (Parenthetical) - $ / shares	Mar. 18, 2021	Jan. 22, 2021	Dec. 31, 2020
Stockholders' Equity (Deficit)
Preferred stock, par value (in dollars per share)			$ 0.0001
Preferred stock, shares authorized (in shares)			1,000,000
Preferred stock, shares issued (in shares)			0
Preferred stock, stock outstanding (in shares)			0
Class A Common Stock
Stockholders' Equity (Deficit)
Common stock, par value (in dollars per share)			$ 0.0001
Common stock, shares authorized (in shares)			250,000,000
Common stock, shares issued (in shares)			0
Common stock, shares outstanding (in shares)			0
Class B Common Stock
Stockholders' Equity (Deficit)
Common stock, par value (in dollars per share)			$ 0.0001
Common stock, shares authorized (in shares)			25,000,000
Common stock, shares issued (in shares)			17,250,000
Common stock, shares outstanding (in shares)			17,250,000
Class B Common Stock | Subsequent Event
Stockholders' Equity (Deficit)
Common stock, shares outstanding (in shares)	17,250,000
Stock dividend (in shares)	2,875,000	11,500,000
Class B Common Stock | Over-Allotment Option
Stockholders' Equity (Deficit)
Maximum shares subject to forfeiture			2,250,000